Equity Instruments (Details 3) - Options [Member]	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		75.00%
Risk free interest rate, Minimum	0.97%	1.16%
Risk free interest rate, Maximum	1.88%	1.90%
Dividend yield	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	185.00%
Expected term (years)	6 years 6 months	6 years 2 months 30 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	178.00%
Expected term (years)	5 years	3 years 9 months